LONE PEAK VALUE FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Shares	Value
98.76%	COMMON STOCKS
4.18%	COMMUNICATION SERVICES
	The Walt Disney Co.	36,900	$4,198,113
	Warner Bros. Discovery, Inc.(A)	52,600	1,515,932
			5,714,045
11.20% CONSUMER DISCRETIONARY
	eBay, Inc.	32,400	2,822,040
	Nike, Inc.	62,600	3,988,246
	OPENLANE, Inc.(A)	138,500	4,124,530
	Perdoceo Education Corp.	149,700	4,390,701
			15,325,517
9.42%	CONSUMER STAPLES
	Keurig Dr Pepper, Inc.	187,800	5,260,278
	Reynolds Consumer Products, Inc.	185,900	4,260,828
	Sysco Corp.	45,700	3,367,633
			12,888,739
3.52%	ENERGY
	Delek US Holdings, Inc.	85,000	2,521,100
	Green Plains, Inc.(A)	234,300	2,296,140
			4,817,240
24.20%	FINANCIALS
	Columbia Banking System, Inc.	93,500	2,613,325
	Community Trust Bancorp, Inc.	64,500	3,644,250
	CVB Financial Corp.	44,600	829,560
	EVERTEC, Inc.	98,400	2,862,456
	Glacier Bancorp, Inc.	85,300	3,757,465
	Global Payments, Inc.	65,600	5,077,440
	NCR Atleos Corp.(A)	141,600	5,396,376
	Rocket Companies, Inc.	294,000	5,691,840
	WEX, Inc.(A)	21,700	3,232,866
			33,105,578

LONE PEAK VALUE FUND

Schedule of Investments

December 31, 2025 (unaudited)

		Shares	Value
23.12%	HEALTH CARE
	Becton Dickinson & Co.	25,200	$4,890,564
	Cardinal Health, Inc.	26,400	5,425,200
	Chemed Corp.	10,700	4,578,102
	Henry Schein, Inc.(A)	85,200	6,439,416
	Johnson & Johnson	22,600	4,677,070
	Solventum Corp.(A)	70,800	5,610,192
			31,620,544
15.81%	INDUSTRIALS
	Everus Construction Group, Inc.(A)	41,500	3,550,740
	HNI Corp.	131,200	5,515,648
	RTX Corp.	26,700	4,896,780
	Thermon Group Holdings, Inc.(A)	96,900	3,600,804
	UPS, Inc. Class B	40,900	4,056,871
			21,620,843
7.31%	INFORMATION TECHNOLOGY
	Cisco Systems, Inc.	63,700	4,906,811
	Dolby Laboratories, Inc.	79,300	5,092,646
			9,999,457
98.76%	TOTAL COMMON STOCKS		135,091,963
	(Cost: $107,925,334)
98.76%	TOTAL INVESTMENTS		135,091,963
	(Cost: $107,925,334)
1.24%	Other assets, net of liabilities		1,701,424
100.00%	NET ASSETS		$136,793,387

(A)Non-income producing

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prces in active markets for identical securities.

Level 2 includes other significant observable inputs (including quoted prices for similar securities, interet rates, prepayment speeds, credit, risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025: The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$135,091,963	$-	$-	$135,091,963
TOTAL INVESTMENTS	$135,091,963	$-	$-	$135,091,963

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $107,925,334, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,298,468
Gross unrealized depreciation	(3,131,839)
Net unrealized appreciation	$27,166,629